STOCK-BASED COMPENSATION - Other equity instruments (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2026 EquityInstruments $ / shares	Dec. 31, 2025 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2024 USD ($) EquityInstruments $ / shares shares	May 01, 2024 shares	Apr. 30, 2024 shares
ISPP
Share based compensation
Number of common shares subscribed | shares		466,302	801,645
Value of common shares subscribed | $		$ 63.5	$ 55.5
Percentage of contribution to the plan by participants from their annual salaries		10.00%
Percentage of contribution to the plan by company on the participants contribution		50.00%
Number of awards available for grant | shares		3,103,744	3,570,046
Total compensation cost | $		$ 21.2	$ 18.5
ISPP | Maximum
Share based compensation
Number of common shares reserved for issuance | shares				13,600,000	9,600,000
RSU
Share based compensation
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market | $		59.8	37.7
Total compensation expense recorded in the general and administrative | $		$ 30.7	$ 30.4
Number of awards granted		412,146	527,623
Number of Restricted Share Units
Outstanding, beginning of year	886,113	1,021,925	1,023,648
Granted during the year		412,146	527,623
vested during the year		(516,056)	(496,898)
Forfeited during the year		(31,902)	(32,448)
Outstanding, end of year		886,113	1,021,925
Weighted average exercise price
Outstanding, beginning of year | $ / shares	$ 65.52	$ 53.88	$ 51.02
Granted during the year | $ / shares		79.94	53.27
Vested during the year | $ / shares		54.49	47.47
Forfeited during the year | $ / shares		57.29	51.82
Outstanding, end of year | $ / shares		$ 65.52	$ 53.88
RSU | Maximum
Share based compensation
Vesting period		3 years
PSU
Share based compensation
Vesting period		3 years
Total compensation expense recorded in the general and administrative | $		$ 33.5	$ 19.6
Number of awards granted		129,770	182,400
Number of Restricted Share Units
Granted during the year		129,770	182,400
Subsequent events | RSU
Share based compensation
Number of awards granted	331,564
Number of Restricted Share Units
Granted during the year	331,564
Subsequent events | PSU
Share based compensation
Number of awards granted	114,100
Number of Restricted Share Units
Granted during the year	114,100